Long-Term Debt - Additional Information (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2022 USD ($)	Sep. 30, 2019 USD ($)	May 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021
Debt Instrument [Line Items]
Line Of Credit Facility Expiration Date								April 2019
Line Of Credit Facility Periodic Payment								$ 175,000
Line Of Credit Facility Interest Rate During Period								5.50%
Interest rate								3.10%
Outstanding principal amount of term loan				$ 123,438,000		$ 123,438,000		$ 37,500,000
Line of credit facility, maximum borrowing capacity								$ 10,000,000
Line Of Credit Facility Expiration Date1								May 31, 2024
Line of credit drawn			$ 50,000,000
Debt Weighted Average Interest Rate								3.50%
Debt Instrument Maturity Date			May 31, 2024
Debt Instrument Periodic Payment		$ 1,250,000
Notes Payable								$ 37,500,000	$ 42,500,000
Lines Of Credit Current								0	0
Debt Instrument Fee Amount			$ 1,108,000
Proceeds from line of credit										$ 14,292,000
Amortization expense related to debt issuance costs						392,000	$ 166,000	222,000	$ 222,000	$ 127,000
Loss from extinguishment of debt						$ (445,000)
Notes Payable
Debt Instrument [Line Items]
Note payable, net of current portion								$ 2,600,000
Minimum
Debt Instrument [Line Items]
Ratio of indebtedness to trailing 12month EBITDA											2.5
Ratio Of Trailing 12 Month EBITDA Adjusted For Capital Expenditures Taxes And Distributions To Principal And Interest Repayments								1.25
Maximum
Debt Instrument [Line Items]
Ratio of indebtedness to trailing 12month EBITDA											3
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis			LIBOR + 300
Line of Credit | Bank of America Term Loan
Debt Instrument [Line Items]
Term loan face amount			$ 50,000,000
Debt instrument interest rate, terms						LIBOR + 300 Basis Points (BPS)
Outstanding principal amount of term loan				0		$ 0		$ 37,500,000
Line of credit facility, maximum borrowing capacity				10,000,000		$ 10,000,000
Line of credit facility maturity month and year						2024-05
Line of credit drawn				0	$ 0	$ 0	0
Interest expense			$ 1,108,000
Amortization expense related to debt issuance costs				$ 0	55,000	91,000	166,000
Loss from extinguishment of debt						$ (445,000)
Line of Credit | Truist Term Loan
Debt Instrument [Line Items]
Term loan face amount	$ 125,000,000
Interest rate				5.60%		5.60%
Periodic payments						$ 1,563,000
Frequency of periodic payments						quarterly
Outstanding principal amount of term loan				$ 123,438,000		$ 123,438,000
Term loan maturity date				May 26, 2027		May 26, 2027
Proceeds from line of credit				$ 0		$ 0
Covenant description						In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly.
Covenant compliance						The Company was in compliance with all required covenants associated with the Credit Agreement as of September 30, 2022.
Company incurred lender's fees and related attorney's fees	$ 4,036,000
Amortization expense related to debt issuance costs				$ 203,000		$ 301,000
Line of Credit | Truist Term Loan | Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio				1.25		1.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to September 30, 2022 through March 31, 2023 | Maximum
Debt Instrument [Line Items]
Net leverage ratio				4.25		4.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to June 30, 2023 through March 31, 2024 | Maximum
Debt Instrument [Line Items]
Net leverage ratio				4		4
Line of Credit | Truist Term Loan | Leverage Ratio, Thereafter | Maximum
Debt Instrument [Line Items]
Net leverage ratio				3.75		3.75
Line of Credit | Truist Term Loan | SOFR Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.50%
Line of Credit | Truist Term Loan | SOFR Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.75%
Line of Credit | Truist Term Loan | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.50%
Line of Credit | Truist Term Loan | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.75%
Line of Credit | Bank of America Term Loan and Truist Term Loan
Debt Instrument [Line Items]
Amortization expense related to debt issuance costs				$ 203,000	$ 55,000	$ 392,000	$ 166,000
Revolving Credit Facility | Truist Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 50,000,000		$ 50,000,000